Equity (Tables)	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity classified stock options and RSUs were allocated as follows:

	Three Months Ended March 31,
	2016	2015
	U.S $ in thousands
Cost of sales	$723	$1,833
Research and development, net	1,359	1,868
Selling, general and administrative	3,541	6,059
Total stock-based compensation expenses	$5,623	$9,760

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the three months ended March 31, 2016 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2016	2,449,742	$39.73
Granted	481,489	23.24
Exercised	(13,820)	8.86
Forfeited	(68,120)	41.49
Options outstanding as of March 31, 2016	2,849,291	$37.05
Options exercisable as of March 31, 2016	1,082,060	$34.32

Summary of RSUs activity

A summary of the Company’s RSUs activity for the three months ended March 31, 2016 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2016	559,124	$81.35
Forfeited	(41,483)	81.33
Vested	(11,358)	98.88
Unvested RSUs outstanding as of March 31, 2016	506,283	$80.96

Schedule of Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the three months ended March 31, 2016 and 2015:

	Three months ended March 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive income before
reclassifications	863	3,341	4,204
Amounts reclassified from accumulated
other comprehensive income	68	-	68
Other comprehensive income	931	3,341	4,272
Balance as of March 31, 2016	$824	$(7,326)	$(6,502)

	Three months ended March 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(728)	(6,408)	(7,136)
Amounts reclassified from accumulated
other comprehensive income	1,108	-	1,108
Other comprehensive income (loss)	380	(6,408)	(6,028)
Balance as of March 31, 2015	$(863)	$(8,812)	$(9,675)